PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE, ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES - Schedule of Balances of Investment Properties (Detail) - BRL (R$)
R$ in Thousands
	12 Months Ended
	Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Change in fair value of investment properties – Note 11.5	R$ 1,273,033		R$ 2,259,924	R$ 1,311,691
Investment properties [member]
PROPERTY, PLANT AND EQUIPMENT, INTANGIBLE ASSETS AND GOODWILL, CONTRACT ASSETS, RIGHT-OF-USE AND INVESTMENT PROPERTIES
Investment Properties including properties held for sale at beginning of period	15,976,126		14,103,060
Change in fair value of investment properties – Note 11.5	1,273,033		2,259,924
Additions	7,055		58,506
Transfers	(437,080)	[1]	(444,782)
Write off	(215)		(582)
Investment Properties including properties held for sale at end of period	R$ 16,818,919		R$ 15,976,126	R$ 14,103,060

[1]	Transfer of farms to assets held for sale. For more details see note 8.